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JEREMY SENDEROWICZ

jeremy.senderowicz@dechert.com
+212 641 5669 Direct
+212 698 3599 Fax

April 29, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:	Asen Parachkevov, Division of Investment Management
Mail Stop 0505

Re:	AIP Absolute Return Fund STS (“Feeder Fund”)
File Numbers 811-21831 & 333-140822

AIP Absolute Return Fund (“Master Fund”)
File Numbers 811-21767 & 333-140821
(each a “Fund,” and collectively, the “Funds”)

Dear Mr. Parachkevov:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 22 to each Fund’s Registration Statement on Form N-2 (each, an “Amendment”).

Each Amendment is being filed to update each Fund’s financial statements and certain other non-material information.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz